Impairment	12 Months Ended
Dec. 31, 2024
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment	Note 13: Impairment

Year ended 31 December 2024	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
In respect of:
Loans and advances to banks	(5)	–	–	–	(5)
Loans and advances to customers	(139)	(286)	946	(5)	516
Debt securities	(4)	–	–	–	(4)
Financial assets at amortised cost	(148)	(286)	946	(5)	507
Financial assets at fair value through other comprehensive income	(3)	–	–	–	(3)
Loan commitments and financial guarantees	(14)	(34)	–	–	(48)
Total impairment (credit) charge	(165)	(320)	946	(5)	456

Year ended 31 December 2023	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
In respect of:
Loans and advances to banks	(3)	–	–	–	(3)
Loans and advances to customers	269	(270)	412	(73)	338
Debt securities	–	–	–	–	–
Financial assets at amortised cost	266	(270)	412	(73)	335
Financial assets at fair value through other comprehensive income	(2)	–	–	–	(2)
Loan commitments and financial guarantees	31	(19)	(2)	–	10
Total impairment charge (credit)	295	(289)	410	(73)	343

Year ended 31 December 2022	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
In respect of:
Loans and advances to banks	9	–	–	–	9
Loans and advances to customers	(232)	679	882	(9)	1,320
Debt securities	6	–	–	–	6
Financial assets at amortised cost	(217)	679	882	(9)	1,335
Financial assets at fair value through other comprehensive income	6	–	–	–	6
Loan commitments and financial guarantees	20	92	(1)	–	111
Total impairment (credit) charge	(191)	771	881	(9)	1,452
The impairment charge includes a charge of £24 million (2023: £73 million charge; 2022: no charge ) in respect of residual value impairment and voluntary terminations within the Group’s UK motor finance business.